Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 11,215,847,429	$ 7,794,284,348
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 10,178,187,160	$ 7,481,142,824
Percentage of maximum exposure to credit risk	90.75%	95.98%
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 709,561,214	$ 225,496,887
Percentage of maximum exposure to credit risk	6.32%	2.90%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 328,099,055	$ 87,644,637
Percentage of maximum exposure to credit risk	2.93%	1.12%
Performing [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 10,437,322,304	$ 7,547,262,159
Percentage of maximum exposure to credit risk	93.06%	96.83%
Performing [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 10,061,340,428	$ 7,406,068,411
Performing [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	375,981,876	141,193,748
Performing [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 8,773,480,942	$ 6,684,653,708
Percentage of maximum exposure to credit risk	78.22%	85.76%
Performing [member] | High grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 8,720,866,492	$ 6,649,032,271
Performing [member] | High grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	52,614,450	35,621,437
Performing [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 761,187,685	$ 472,225,689
Percentage of maximum exposure to credit risk	6.79%	6.06%
Performing [member] | Standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 667,507,440	$ 439,695,502
Performing [member] | Standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	93,680,245	32,530,187
Performing [member] | Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 902,653,677	$ 390,382,762
Percentage of maximum exposure to credit risk	8.05%	5.01%
Performing [member] | Sub- standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub- standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.00%	33.00%
Performing [member] | Sub- standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 672,966,496	$ 317,340,638
Performing [member] | Sub- standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	229,687,181	73,042,124
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 450,426,070	$ 159,377,552
Percentage of maximum exposure to credit risk	4.01%	2.05%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 116,846,732	$ 75,074,413
Past due but not impaired [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	333,579,338	84,303,139
Non-performing (Impaired) [member] | Impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 328,099,055	$ 87,644,637
Percentage of maximum exposure to credit risk	2.93%	1.12%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 328,099,055	$ 87,644,637